Loans Payable (Details Textual) (USD $)	1 Months Ended	0 Months Ended	12 Months Ended
	Sep. 16, 2013	Sep. 21, 2006	Dec. 31, 2014	Dec. 31, 2007	Dec. 31, 2013	Apr. 11, 2014
Loans Payable (Textual)
Amount owed by company			$ 177,054		$ 457,835
Los Alamos National Bank [Member]
Loans Payable (Textual)
Amount owed by company					247,912
Loan amount repaid						227,717
Loan bears interest prime rate plus	2.00%
Loan bears interest floor rate	7.00%
New term loan amount	267,392
Debt maturity date	Sep. 16, 2016
Periodic payment	8,256
Frequency of Payments	Repayable in 36 monthly installments
Los Alamos County Loan [Member]
Loans Payable (Textual)
Maximum funding, loan amount		2,200,000
Term of loan		13 years
Maximum funding loan amount for equipment		625,000
Payment term of loan			No repayments for 36 months with 120 equal monthly repayments commencing on September 21, 2009.
Interest rate on loan		5.00%
Value of purchased assets				302,009
Equal monthly repayments, amount		3,547
Amount owed by company			$ 177,054		$ 209,923